Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine Net Present Value of Reserves Long Lived Assets (Detail)	12 Months Ended
	Dec. 31, 2018 MXN ($) Exchange_Rate	Dec. 31, 2017 MXN ($) Exchange_Rate	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Rate of U.S. dollar | Exchange_Rate	19.6829	19.7867
Gas [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	$ 2,717	$ 3,085
Useful lives of the cash generating units	Average 8 years	Average of 9 years
Discount rate	10.22%	10.24%
Period	2019-2027	2018-2029
Rate of U.S. dollar | Exchange_Rate	19.6829	19.7867
Petrochemicals [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Useful lives of the cash generating units	Average 7 years	Average of 6 years
Discount rate	8.92%	9.71%
Period	2019-2026	2016-2024
Rate of U.S. dollar | Exchange_Rate	19.6829	19.7867
Refining [member] | Pemex industrial transformation [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Processed volume	$ 680	$ 767
Useful lives of the cash generating units	Average 14 years	Average of 16 years
Discount rate	11.52%	11.53%
Period	2019-2034	2018-2034
Average crude oil price			$ 53.98	$ 51.30
Rate of U.S. dollar | Exchange_Rate	19.6829	19.7867
Pemex exploration and production [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.03%	14.40%
Average crude oil price			58.02	55.89
Average gas price			4.89	4.92
Average condensates price			$ 43.21	$ 38.33